DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Outstanding Derivative Instruments Qualified as Hedging Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivatives assets (Liabilities)	$ 10	$ (132)
Other Current Assets [Member] | Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	$ 10
Other Current Liabilities [Member] | Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		$ (132)